Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Service-based share options
Share-based compensation plan disclosures
Summary of share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	21,551,580	2.63	2.29	16,124,205
Granted	4,615,000
Exercised	(8,696,370)
Forfeited or cancelled	(1,599,210)

Outstanding as of December 31, 2012	15,871,000	3.48	3.12	2,295,193

Vested and expected to vest as of December 31, 2012	14,837,823	3.50	3.11	2,247,413
Exercisable as of December 31, 2012	3,380,355	3.19	1.97	1,697,942

Assumptions used to estimate the fair value of each option grant

	For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.41%-1.62%	0.47%
Expected life (in years)(2)	3.51-4.26	3.20-4.25	3.64
Expected dividend yield(3)	—	—	3.64%
Expected volatility (%)(4)	56.01%-57.59%	54.62%-63.18%	62.61%
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

Performance-based share options
Share-based compensation plan disclosures
Summary of share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	9,083,215	2.00	1.91	4,026,742
Granted	—
Exercised	(2,442,270)
Forfeited or cancelled	(759,650)

Outstanding as of December 31, 2012	5,881,295	2.33	1.33	2,002,889

Vested and expected to vest as of December 31, 2012	5,822,033	2.32	1.32	1,981,518
Exercisable as of December 31, 2012	4,716,455	2.19	1.24	1,735,758

Assumptions used to estimate the fair value of each option grant

For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.56%-1.62%	—
Expected life (in years)(2)	3.64-4.26	3.65-4.25	—
Expected dividend yield(3)	—	—	—
Expected volatility (%)(4)	56.01%-57.18%	54.62%-63.18%	—
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with performance condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.